STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	May 12, 2023	Feb. 06, 2023	Feb. 02, 2023	Dec. 09, 2022	Dec. 07, 2022	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Nov. 28, 2023	Oct. 25, 2023	Oct. 23, 2023	Sep. 30, 2022	Aug. 09, 2022	Jul. 01, 2022	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Jul. 02, 2021	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							250,000,000	250,000,000				250,000,000							150,000,000
Preferred stock, shares authorized							1,500,000	1,500,000											1,500,000
Preferred stock par value							$ 0.0001	$ 0.0001											$ 0.0001
Preferred stock, shares issued							0	0
Preferred stock, shares outstanding							0	0
Stock issued during period shares new issues						3,838
Common stock, par value	$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Sale of stock number of shares issued in transaction	1,800,876		297,619
Gross proceeds	$ 7.0	$ 3.0		$ 4.1
Combined offering price	$ 3.887		$ 10.08
Related costs	$ 0.7	$ 0.3
Warrants to purchase common shares	210,085												19,450	19,450	3,011	1,507		4,608	78,751
Warrant, exercise price	$ 3.64						1.5675						$ 170.04	$ 170.04	$ 1,831.20	$ 1,831.20	$ 2,400.00		$ 2,760.00
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	16.80
Warrant, exercise price							$ 2,402.40												2,400.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	$ 187.20
Warrant, exercise price																			$ 2,760.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues							1,381,619	241,666
Sale of stock number of shares issued in transaction					51,666
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares	1,451,876				483,333
Warrant, exercise price					$ 0.0001		$ 0.0001
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	166,667
Warrants to purchase common shares	3,727,813	318,451		549,993					2,511,394	1,255,697
Warrant, exercise price	$ 0.125			$ 16.80						$ 1.5675	$ 1.5675
Combined offering price	0.125
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, exercise price	3.64	$ 8.58
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, exercise price	$ 4.86	$ 12.60
Underwriting Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues					190,000
Common stock, par value					$ 0.0001
Share price					$ 15.62
Underwriting Agreement [Member] | Common Stock [Member] | Investor One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage					4.99%
Underwriting Agreement [Member] | Prefunded Warrant [Member] | Investor Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage					9.99%